Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,826	$ 3,127
Accounts receivable	6,639	7,100
Inventories	137,011	143,475
Prepaids and other current assets	2,592	2,357
Total current assets	150,068	156,059
Property and equipment	27,326	25,796
Intangible assets	955	973
Other assets	1,603	2,339
Total non-current assets	29,884	29,108
Total assets	179,952	185,167
Current liabilities:
Bank indebtedness	67,307	61,557
Accounts payable	42,210	44,593
Accrued liabilities	9,193	12,991
Current portion of long-term debt	3,795	5,567
Total current liabilities	122,505	124,708
Long-term debt	38,100	45,398
Other long-term liabilities	2,996	3,433
Total long-term liabilities	41,096	48,831
Commitments and Contingencies
Stockholders' equity:
Common stock	64,489	60,896
Preferred stock - no par value, unlimited shares authorized, none issued
Additional paid-in capital	15,949	15,831
Accumulated deficit	(69,854)	(71,367)
Accumulated other comprehensive income	5,767	6,268
Total stockholders' equity	16,351	11,628
Total liabilities and stockholders' equity	179,952	185,167
Class A Common Stock [Member]
Stockholders' equity:
Common stock	25,876	22,283
Class B Common Stock [Member]
Stockholders' equity:
Common stock	$ 38,613	$ 38,613